Summary of Significant Accounting Policies (Details) - Schedule of Basic and Diluted Net Income (Loss) Per Common Share (Parentheticals) - $ / shares	3 Months Ended		7 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2021	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022
Class A Common Stock [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Basic and Diluted Net Income (Loss) Per Common Share (Parentheticals) [Line Items]
Diluted net loss per share	$ (0.05)	$ 0.00	$ 4.15	$ (0.34)	$ (0.02)	$ (0.03)
Class B Common Stock [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Basic and Diluted Net Income (Loss) Per Common Share (Parentheticals) [Line Items]
Diluted net loss per share	$ (0.05)	$ 0.00	$ (0.03)	$ (0.34)	$ (0.02)	$ (0.03)